EQUITY FINANCING IN JIANGXI JINKO (Details) $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Business Acquisition [Line Items]
Cash received from, net of cash disposed of, disposal of subsidiaries				¥ 48,078,440	¥ 198,291,138
Contribution from non-controlling interest				¥ 865,000,000	¥ 2,595,780,000
JinkoSolar International Development Limited [Member]
Business Acquisition [Line Items]
Cash received from, net of cash disposed of, disposal of subsidiaries	¥ 3,100,000,000	$ 461.2
Contribution from non-controlling interest			¥ 139,900,000
Jiangxi Jinko
Business Acquisition [Line Items]
Percentage of ownership	73.30%	73.30%	58.62%
Jiangxi Jinko | JinkoSolar International Development Limited [Member]
Business Acquisition [Line Items]
Percentage of ownership	26.70%	26.70%